Regulatory Capital, As Restated - Additional Information (Detail)	1 Months Ended
Dec. 31, 2017
Regulated Operations [Abstract]
Capital conservation buffer in excess of minimum capital ratio	2.50%
Years over which capital conservation buffer will be phased in	4 years
Maximum buffer of risk weighted assets, 2016	0.625%
Maximum buffer of risk weighted assets, 2017	1.25%
Maximum buffer of risk weighted assets, 2018	1.875%
Maximum buffer of risk weighted assets, 2019 and thereafter	2.50%
Description of regulatory requirements, capital adequacy purposes	Management believes, as of December 31, 2017 and 2016, that the Company and the Bank met all capital adequacy requirements to which they were subject.